Expenses from Ordinary Activities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Research and Development Expenses
Employee expenses	[1]	$ 2,645,512	$ 2,223,807	$ 1,673,473
Other research and development expenses	[1]	10,337,673	4,474,209	4,026,866
General and Administration Expenses
Depreciation on fixed assets		29,696	21,799	21,328
Employee expenses (non R&D related)		735,775	909,756	1,136,515
Consultant and director expenses		1,477,369	1,279,014	849,588
Audit, internal control and other assurance expenses		208,972	186,660	200,480
Corporate compliance expenses		470,294	351,611	377,920
Insurance expenses		448,769	422,475	316,107
Office rental		132,836	142,233	200,704
Other administrative and office expenses		804,641	902,916	681,680
Other gains and losses
Foreign exchange (gain)/loss		$ (349,064)	$ 270,860	$ 660,213

[1]	Research and development expenses consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.